Intangible assets (Details 3) - Cash-generating units	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units
Discount rate - before tax	25.00%	19.06%
Discount rate - after tax	17.00%	12.94%
Budgeted EBITDA growth rate (average for the next five years)	22.00%	22.00%
Terminal value growth rate:	3.00%	3.50%